Exhibit 10.2

FIRST AMENDMENT TO

SALE AND SERVICING AGREEMENT

This First Amendment to Sale and Servicing Agreement, dated as of April 13, 2017 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Consumer USA Inc. (“SC”), as servicer (in such capacity, the “Servicer”).

WHEREAS, Santander Drive Auto Receivables Trust 2015-5, as issuer (the “Issuer”), the Seller, the Servicer, and Wells Fargo Bank, National Association, as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of October 21, 2015 (as amended, supplemented and modified from time to time, the “Sale and Servicing Agreement”);

WHEREAS, pursuant to the Sale and Servicing Agreement, the Servicer is required to pay all expenses incurred by it in connection with its activities as servicer other than expenses in connection with the sale of a repossessed vehicle, which may be netted from liquidation proceeds from such sale;

WHEREAS, the Servicer has paid, and has agreed to continue to pay, external costs associated with repossession expenses attributable to Financed Vehicles sold after the related Receivables have become Defaulted Receivables;

WHEREAS, the Seller and the Servicer desire to amend the Sale and Servicing Agreement to memorialize the agreement of the Servicer to pay such external costs rather than netting such amounts from sale proceeds from the disposition of a repossessed Financed Vehicle;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of January 1, 2017, the Sale and Servicing Agreement is hereby amended as follows:

(a) The definition of “Liquidation Proceeds” in Appendix A of the Sale and Servicing Agreement is hereby amended by deleting the phrase “net of any expenses (including, without limitation, any auction, painting, repair or refurbishment expenses in respect of the related Financed Vehicle)” where it appears therein and replacing it with the phrase “net of auction, painting, repair, refurbishment and similar expenses (but excluding any external costs associated with repossession expenses, which shall be an expense of the Servicer)”.

SDART 2015-5: Amendment to Sale and Servicing Agreement

SECTION 3. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment may be executed in any number of counterparts and by the different parties hereto in separate counterparts, each of which when so executed shall be deemed to be an original and all of which when taken together shall constitute one and the same agreement. Executed counterparts of this Amendment may be delivered by facsimile, which shall be effective as delivery of a manually executed signature page. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

[Signatures follow]

2	SDART 2015-5: Amendment to Sale and Servicing Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Vice President

S-1	SDART 2015-5: Amendment to Sale and Servicing Agreement